STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York  10038

December 24, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Karen L. Rossotto

Re:       BNY Mellon Funds Trust

File Numbers: 811-09903; 333-34844

Ladies and Gentlemen:

On behalf of BNY Mellon Funds Trust (the "Trust"), transmitted for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 53 (the "Amendment") to the Trust's Registration Statement on Form N-1A (the "Registration Statement").  The Amendment relates to Post-Effective Amendment No. 52 ("Amendment No. 52") to the Registration Statement, filed with the Securities and Exchange Commission (the "Commission") on October 24, 2014 for the purpose of implementing certain changes to the investment policies of certain of the Trust's series (each series, a "fund").

The Amendment is being filed in order to respond to comments of the staff (the "Staff") of the Commission on Amendment No. 52 that were provided to the undersigned by Karen L. Rossotto of the Staff via telephone on December 10, 2014 and to complete previously incomplete portions of the filing, including updating financial information, to make certain other revisions and to file exhibits, including the consent of the Trust's independent registered public accounting firm.  The Trust's Tandy certification is filed herewith.

The prospectuses and statement of additional information ("SAI") included in the Amendment have been marked to indicate changes from the versions filed as part of Amendment No. 52.

For the convenience of the Staff, and for completeness purposes, the Staff's comments have been restated below in their entirety, and the response is set out immediately following each comment.  We have considered comments made by the Staff with respect to one section of the Registration Statement as applicable to similar disclosure elsewhere in the Registration Statement.  Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment.

Prospectus

Fund Summary—BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

1.                  Staff Comment:  Short sale risk is included as a principal risk of investing in these funds.  If selling securities short is a part of either fund's principal investment strategy, please so disclose in the summary section.  Additionally, please confirm that fund expenses from engaging in short sales are included in the fee tables.

Response:  We have been advised by Trust management that selling securities short is not a part of either fund's principal investment strategy and have deleted the referenced risk factor.  Additionally, we have been advised by Trust management that no expenses relating to securities sold short are included in the fee tables because the funds did not sell securities short in the most recent fiscal year.  Any substitute dividend and interest expenses on securities sold short will be included as a part of "Other expenses—Other expenses of the fund" or, if significant, as a separate caption under "Other expenses" in the fee table in future periods.

Fund Summary—BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

2.                  Staff Comment:  In Principal Investment Strategy, the second sentence of the fifth paragraph states that "In selecting securities for the Large Cap Tax-Sensitive Strategy, the portfolio manager uses an optimization program to establish portfolio characteristics and risk factors that the portfolio manager determines are within an acceptable range of the S&P 500."  Please consider clarifying this language, e.g. by explaining on what basis portfolio characteristics are considered "acceptable."

Response:  The referenced sentence has been revised as follows:

In selecting securities for the Large Cap Tax-Sensitive Strategy, the portfolio manager uses an optimization program to establish portfolio characteristics and risk factors that the portfolio manager determines are desirable relative to the aggregate characteristics and risk factors of the securities in the S&P 500.  The portfolio characteristics and risk factors could be considered to have more or less risk than the S&P 500.

3.                  Staff Comment:  In Portfolio Management, please reduce the disclosure to include only the items called for by Form N-1A (the name of each investment adviser and sub-adviser and the name, title and length of service of each portfolio manager).

Response:  Please note that, as a result of the fund's multi-strategy style, disclosure in accordance with Form N-1A is still somewhat lengthy.  However, we have revised the fourth paragraph in Portfolio Management as follows:

Investment decisions for the U.S. Large Cap Equity Strategy have been made since the fund's inception in July 2010 by Walter Scott's Investment Management Group (IMG).  The members of the IMG with the most significant responsibility for the day-to-day management of the portion of the fund's assets allocated to the U.S. Large Cap Equity Strategy are Jane Henderson, the managing director of Walter Scott, Roy Leckie, a director of Walter Scott and co-leader of the IMG, Charlie Macquaker, a director of Walter Scott and co-leader of the IMG, and Rodger Nisbet, the executive chairman of Walter Scott.

Fund Summary—BNY Mellon Income Stock Fund

4.                  Staff Comment:  The first sentence in Principal Investment Strategy states that "the fund normally invests at least 80% of its net assets . . . in stocks."  The last sentence in Principal Investment Strategy states that "[t]he fund invests primarily in common stocks but also may invest up to 10% of its assets in convertible securities . . . ."  If convertible securities will be included for purposes of determining the fund's compliance with its policy with respect to 80% of its net assets ("80% Policy"), please confirm that these securities are readily convertible into stock.

Response:  We have been advised by Trust management that any convertible securities that will be considered stock for purposes of the fund's 80% Policy will be readily convertible into stock.

5.                  Staff Comment:  Large cap stock risk is included as a principal risk of investing in the fund, but the fund may invest in companies of any market capitalization.  If appropriate, please also disclose in Principal Risks any risks associated with investment in small and mid-cap stocks.

Response:  Management of the Trust has advised us that investing in securities of companies other than large cap companies is not a principal investment strategy of the fund.  Please note that the fifth sentence in Principal Investment Strategy states that "[t]he fund may invest in the stocks of companies of any size, although it focuses on large-cap companies."  Small and midsize company risk is indicated for the fund in Fund Details—Investment Risks and Other Potential Risks—Other Potential Risks.

Fund Summary—BNY Mellon Small Cap Multi-Strategy Fund

6.                  Staff Comment:  Please confirm to us that each portfolio manager listed in the Portfolio Management section is jointly and primarily responsible for managing the fund's assets.

Response:  This disclosure is found in Fund Details—Management—Portfolio Managers, in response to Item 10(a)(2) of Form N-1A, [1] in a footnote to the table listing each fund's portfolio managers: "Except as otherwise disclosed, each portfolio manager is jointly and primarily responsible for managing the fund's assets (or the portion of the fund's assets allocated to the strategy for which the portfolio manager is responsible)."  Please note that there is no similar requirement in Item 5 of Form N-1A for the summary section.

Fund Summary—BNY Mellon Focused Equity Opportunities Fund

7.                  Staff Comment:  Growth and value stock risk is included as a principal risk of investing in the fund.  If value investing is a part of the fund's principal investment strategy, please so disclose in the summary section.

Response:  The following sentence has been added as the third sentence of the first paragraph of Principal Investment Strategy:  "The fund may hold growth or value stocks or a blend of both."

Fund Summary—BNY Mellon International Appreciation Fund

8.                  Staff Comment:  The first sentence of the second paragraph in Principal Investment Strategy states that "the investment adviser screens the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index universe" to select securities.  Please add strategy and risk disclosure relating to emerging markets, if appropriate.

Response:  Please note that the EAFE Index is comprised of the MSCI country indices that represent developed markets in Europe, Australasia and the Far East.  Therefore, we have not revised the disclosure to include references to emerging markets.

[1]       Item 10(a)(2) provides, in relevant part:  "If a Portfolio Manager is a member of a committee, team, or other group of persons associated with the Fund or an investment adviser of the Fund that is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, provide a brief description of the person’s role on the committee, team, or other group (e.g., lead member), including a description of any limitations on the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio."

Fund Summary—All Bond Funds

9.                  Staff Comment:  To the extent possible, please disclose the type of bonds each fund will invest in as a part of its principal investment strategy in the summary section.  For example, BNY Mellon Bond Fund includes Government securities risk, Mortgage-related securities risk and Municipal securities risk as principal risks of investing in the fund.  Please add strategy disclosure to the summary section as appropriate.

Response:  We have revised the summary sections to describe the types of bonds in which each fund invests as part of its principal investment strategy.  For example, for BNY Mellon Bond Fund, we revised the second sentence of the second paragraph in Principal Investment Strategy to state: "Investments in bonds may include government securities, corporate bonds, mortgage-related securities and municipal securities."

10.              Staff Comment:  Please explain briefly the difference between maturity and duration, and include an explanation and example of duration.

Response:  We have added the following to each summary section, to the extent not already included:

A bond's maturity is the length of time until the principal must be fully repaid with interest.  Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity.  Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

Additionally, we have added the following to each details section, to the extent not already included:

A bond's maturity is the length of time until the principal must be fully repaid with interest.  Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity.  Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.  Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential.  In calculating average effective portfolio maturity and average effective duration, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a "call date") as maturing on the call date rather than on its stated maturity date.

Additionally, the following is included in Interest rate risk for each fund:

The change in the value of a fixed-income security or portfolio can be approximated by multiplying its duration by a change in interest rates.  For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%.  Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%.

11.              Staff Comment:  Some funds that state "[a]verage effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity" (emphasis added).  If investing in derivative instruments is a principal investment strategy of any fund, please add appropriate risk disclosure.

Response:  We have been advised by Trust management that none of the bond funds, except BNY Mellon Municipal Opportunities Fund, invest in derivatives as a part of its principal investment strategy.  For BNY Mellon Municipal Opportunities Fund, we have added the following as the last paragraph of Fund Summary—Principal Investment Strategy:

The fund may, but is not required to, use exchange-traded derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), as a substitute for investing directly in an underlying asset, to increase returns, to manage duration, interest rate or foreign currency risk, or as part of a hedging strategy.  The fund also may enter into over-the-counter derivative transactions, such as forward contracts, swaps and inverse floaters.  The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates (inverse floaters).  The fund also may make forward commitments in which the fund agrees to buy or sell a security in the future at an agreed upon price.

Additionally, we have added a shortened version of Derivatives risk to Fund Summary—Principal Risks and revised the first sentence of the last paragraph in Fund Details—Goal and Approach to remove the phrase "[a]though not a principal investment strategy."

12.              Staff Comment:  Please add "junk bonds" with the reference to "high yield bonds" in Interest rate risk.

Response:  The referenced phrase has been changed to "high yield ('junk') bonds."

Fund Summary—BNY Mellon Asset Allocation Fund

13.              Staff Comment:  ETF risk is included as a principal risk of investing in the fund.  Please disclose in the strategy section that the underlying funds the fund invests in may include exchange-traded funds ("ETFs").

Response:  Please note that the first sentence in Principal Investment Strategy states:  "The fund may invest in both individual securities and other investment companies, including other BNY Mellon funds, funds in the Dreyfus Family of Funds and unaffiliated open-end funds, closed-end funds and exchange-traded funds."  Therefore, we believe no further disclosure is necessary.

Fund Summary—All Funds

14.              Staff Comment:  In Portfolio Management, please separate the disclosure regarding the investment adviser and the disclosure regarding the portfolio managers, e.g. with a paragraph break.

Response:  The requested change has been made.

Fund Details—Goal and Approach—BNY Mellon Large Cap Market Opportunities Fund

15.              Staff Comment:  The last paragraph of the description of the U.S. Large Cap Growth Strategy states:

Although not a principal investment strategy, the underlying fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies) and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, or as part of a hedging strategy.  The underlying fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.  The underlying fund also may invest in ETFs in order to provide exposure to certain equity markets.

Please clarify whether only derivative investments are non-principal investment strategies, or whether the whole paragraph describes non-principal investment strategies.

Response:  We have been advised by Trust management that short selling and investing in ETFs are not principal investment strategies of the underlying fund.  We have revised the second and third sentences of the referenced paragraph as follows:  "Additionally, although not principal investment strategies, the underlying fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities, and the underlying fund also may invest in ETFs in order to provide exposure to certain equity markets."

16.              Staff Comment:  The third paragraph of the description of the Appreciation Strategy describes the underlying fund's investments in American Depositary Receipts ("ADRs").  To the extent any fund uses ADRs as a principal investment strategy, please so disclose in the strategy section, and if investments in unsponsored ADRs are a principal investment strategy, please add appropriate risk disclosure.

Response:  Please note that the third sentence of the paragraph describing the Appreciation Strategy in Fund Summary—Principal Investment Strategy states:  "In addition to direct investments, the underlying fund may invest in securities of foreign companies in the form of U.S. dollar-denominated American Depositary Receipts (ADRs)."  Additionally, we have added ADR risk to Fund Summary—Principal Risks and revised it as follows:

ADR risk.  ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities.  Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR.  In addition, holders of unsponsored ADRs generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to the holders of the ADRs with respect to the deposited securities or to distribute shareholder communications received from the issuer of the deposited security.  As a result, available information concerning the issuer may not be as current as for sponsored ADRs, and the prices of unsponsored ADRs may be more volatile than if such instruments were sponsored by the issuer.

Fund Details—Goal and Approach—BNY Small/Mid Cap Multi-Strategy Fund

17.              Staff Comment:  The eighth sentence of the first paragraph states:  "The fund invests principally in common stocks, but its equity investments also may include preferred stocks, convertible securities, American Depositary Receipts (ADRs) and warrants, including those purchased in initial public offerings (IPOs) or shortly thereafter."  Please consider moving this disclosure to the summary, if appropriate.

Response:  We have added the following as the seventh sentence in Fund Summary—Principal Investment Strategy:  "The fund invests principally in common stocks."

Fund Details—Glossary—Other Potential Risks

18.              Staff Comment:  To the extent the risks listed in this section are duplicative of principal investment risks listed in Glossary—Investment Risks, please confirm these risks are elaborations of the versions in Glossary—Investment Risks.

Response:  We have removed Interest rate and credit risks from Glossary—Other Potential Risks.  As result, none of the risks listed in Glossary—Other Potential Risks are duplicative of principal investment risks listed in Glossary—Investment Risks.

SAI

Part II—Investments, Investment Techniques and Risks

19.              Staff Comment:  In footnote 15, there is a reference to a Cayman Islands subsidiary.  Please confirm that no fund obtains investment exposure to commodities or commodity-related derivatives by investing a portion of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands.

Response:  No fund has a Cayman Islands subsidiary.  BNY Mellon Asset Allocation Fund invests in unaffiliated underlying funds that may obtain investment exposure to commodities and commodity-related derivatives by investing a portion of their assets in wholly-owned subsidiaries organized under the laws of the Cayman Islands.

Part II—Investment Restrictions

20.              Staff Comment:  Please confirm there were no changes in the funds' fundamental investment policies and restrictions.

Response:  The only changes made in the section describing funds' fundamental investment policies and restrictions were to reflect fund name changes.  There were no substantive changes to the fundamental investment policies and restrictions.

Part II— Policies Related to Fund Names

21.              Staff Comment:  The last sentence in the introductory paragraph states:  "Each fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets."  Please confirm whether the 80% Policy of the municipal bond funds is a fundamental policy that cannot be changed without a shareholder vote.

Response:  Yes.  Please note that the first paragraph of Part II—Investment Restrictions—Fundamental Policies states:

For each of BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon Municipal Opportunities Fund, BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Municipal Money Market Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon New York Intermediate Tax-Exempt Bond Fund and BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, the fund's policy with respect to the investment of at least 80% of its net assets is a Fundamental Policy (see "Policies Related to Fund Names" below).

Note also that the first sentence of Part II—Investment Restrictions states:  "'Fundamental Policies' may not be changed without approval of the holders of a majority of the fund's outstanding voting securities (as defined in the 1940 Act)."

*    *    *    *    *

We hope the Staff finds that this letter and the revisions to the prospectus and SAI are responsive to the Staff's comments.  Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.6658.

Very truly yours,

/s/ Lisa Goldstein

Lisa Goldstein

cc:        Janna Manes

BNY MELLON FUNDS TRUST 200 Park Avenue New York, New York 10166 December 24, 2014

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Attention:  Karen L. Rossotto

Re:       BNY Mellon Funds Trust

File Numbers: 811-09903; 333-34844

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant acknowledges the following:

•                     the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•                     Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•                     the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

BNY MELLON FUNDS TRUST

By:  /s/ Joseph M. Chioffi

        Joseph M. Chioffi

        Vice President and Assistant Secretary